Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,300.00
Offering Note	The Registrant hereby offers up to an additional $3,000,000,000 of shares of beneficial interest ("Shares") pursuant to this Registration Statement, for a maximum aggregate amount of $6,000,000,000 of Shares, including the Registration Statement File No. 333-283279, effective April 30, 2025, previously filed by the Registrant on Form N-2 (the "Prior Registration Statement"), as amended hereby. The offering currently includes Class S Shares, Class D Shares and Class I Shares. The Maximum Aggregate Offering Price is estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of determining the registration fee. The Amount of Registration Fee is calculated pursuant to Rule 457(o) and paid in connection with the filing of this Registration Statement on November 25, 2025. Amount represents $414,300 to register the additional $3,000,000,000 of Shares registered hereby under this Registration Statement, for a total maximum offering price under the Registration Statement, including the Prior Registration Statement, of $6,000,000,000.